Summary of Significant Accounting Policies (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 242,002	$ 547,749	$ 311,183
Deferred	(455,865)	(40,546)	(119,993)
State and Local
Current
Deferred			13,984
Change in Valuation allowance	327,760	168,651	$ 106,009
Income tax provision (benefit)	$ 113,897	$ 675,854